Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Common Stock Warrants	Additional Paid-in Capital	Nonvested Restricted Stock	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)
Balance at Dec. 31, 2009	$ 41,440	$ 10,939	$ 3,252	$ 509	$ 48,873	$ (79)	$ (20,401)	$ (1,653)
Balance (in shares) at Dec. 31, 2009			3,252
Increase (Decrease) in Shareholders' Equity
Net income	1,854						1,854
Other comprehensive income (loss) net of tax of $561, $2,061 and $307 for the year ended on 2012, 2011 and 2010, respectively	(588)							(588)
Amortization of compensation on restricted stock	79					79
Dividends: Common ($0.16, $0.16 and $0.16 per share for the years 2012, 2011 and 2010, respectively)	(521)						(521)
Preferred stock	(568)	96					(664)
Dividend reinvestment plan	101		18		83
Dividend reinvestment plan (in shares)			18
Balance at Dec. 31, 2010	41,797	11,035	3,270	509	48,956		(19,732)	(2,241)
Balance (in shares) at Dec. 31, 2010			3,270
Increase (Decrease) in Shareholders' Equity
Net income	3,324						3,324
Other comprehensive income (loss) net of tax of $561, $2,061 and $307 for the year ended on 2012, 2011 and 2010, respectively	3,570							3,570
Issuance of stock warrants	51			51
Issuance of restricted stock	91		23		133	(65)
Issuance of restricted stock (in shares)			23
Amortization of compensation on restricted stock	65					65
Dividends: Common ($0.16, $0.16 and $0.16 per share for the years 2012, 2011 and 2010, respectively)	(525)						(525)
Preferred stock	(568)	102					(670)
Dividend reinvestment plan	91		15		76
Dividend reinvestment plan (in shares)			15
Balance at Dec. 31, 2011	47,896	11,137	3,308	560	49,165		(17,603)	1,329
Balance (in shares) at Dec. 31, 2011			3,308
Increase (Decrease) in Shareholders' Equity
Net income	1,727						1,727
Other comprehensive income (loss) net of tax of $561, $2,061 and $307 for the year ended on 2012, 2011 and 2010, respectively	146							146
Issuance of restricted stock			33		239	(272)
Issuance of restricted stock (in shares)			33
Amortization of compensation on restricted stock	30					30
Dividends: Common ($0.16, $0.16 and $0.16 per share for the years 2012, 2011 and 2010, respectively)	(264)						(264)
Preferred stock	(337)						(337)
Accretion and redemption costs	54	54
Dividend reinvestment plan	44		5		39
Dividend reinvestment plan (in shares)			5
Balance at Jun. 30, 2012	49,296	11,191	3,346	560	49,443	(242)	(16,477)	1,475
Balance (in shares) at Jun. 30, 2012			3,346
Balance at Dec. 31, 2011	47,896	11,137	3,308	560	49,165		(17,603)	1,329
Balance (in shares) at Dec. 31, 2011			3,308
Increase (Decrease) in Shareholders' Equity
Net income	3,968						3,968
Other comprehensive income (loss) net of tax of $561, $2,061 and $307 for the year ended on 2012, 2011 and 2010, respectively	1,029							1,029
Repurchase of stock warrants	(298)			(510)	212
Issuance of restricted stock			33		239	(272)
Issuance of restricted stock (in shares)			33
Amortization of compensation on restricted stock	120					120
Issuance of common stock net of expenses of $1,200	13,792		1,875		11,917
Issuance of common stock net of expenses of $1,200 (in shares)			1,875
Dividends: Common ($0.16, $0.16 and $0.16 per share for the years 2012, 2011 and 2010, respectively)	(605)						(605)
Preferred stock	(475)						(475)
Redemption of preferred stock	(11,285)	(11,285)
Accretion and redemption costs	(52)	148					(200)
Dividend reinvestment plan	93		11		82
Dividend reinvestment plan (in shares)			11
Balance at Dec. 31, 2012	54,183		5,227	50	61,615	(152)	(14,915)	2,358
Balance (in shares) at Dec. 31, 2012			5,227
Increase (Decrease) in Shareholders' Equity
Net income	2,241						2,241
Other comprehensive income (loss) net of tax of $561, $2,061 and $307 for the year ended on 2012, 2011 and 2010, respectively	(3,238)							(3,238)
Issuance of restricted stock			60		493	(553)
Issuance of restricted stock (in shares)			60
Amortization of compensation on restricted stock	112					112
Dividends: Common ($0.16, $0.16 and $0.16 per share for the years 2012, 2011 and 2010, respectively)	(519)						(519)
Dividend reinvestment plan	49		6		43
Dividend reinvestment plan (in shares)			6
Balance at Jun. 30, 2013	$ 52,828		$ 5,293	$ 50	$ 62,151	$ (593)	$ (13,193)	$ (880)
Balance (in shares) at Jun. 30, 2013			5,293